Short-Term Debt Short-Term Debt - USD ($) $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Nov. 30, 2018	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term debt, Maximum borrowing limit		$ 40.0
Short-term Debt [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ 55.0
Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Term			6 months
Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			5.50%	0.00%
Debt instrument, interest rate, stated percentage			3.50%
Short-term Debt, Maximum Amount Outstanding During Period			$ 50.0	$ 0.0
Minimum [Member]
Short-term Debt [Line Items]
Capital			$ 20.0